Equity - Changes in Capital Issued as result of Corporate Reorganization (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2018	Apr. 02, 2018	Dec. 31, 2017	Dec. 20, 2017
Tender Offer
Number of subscribed share	7,923,600,070
Amount paid by shareholder for subscribed shares	$ 649,730,695,412
Number of shares exercised under preemptive subscription rights	47,860,124
Share exercised price under preemptive subscription rights	$ 82.00
Capital increased after pre-emptive subscription rights exercised	$ 3,924,530,168
Issued capital	$ 3,954,491,479,000		$ 2,229,108,975,000	$ 1,891,727,278,668,000
Share exchange ratio	2.88
Issuance of new shares	$ 665,829,207,000
Total repurchase of shares	$ (72,388,009,000)
Enel Generacin Chile S.A. [Member]
Tender Offer
Number of shares held by the company	2,753,096,167
Percentage of sale price on purchase price	40.00%
Purchase price per share	$ 590
Number of shares sold for each share in offer	2.87807
Amount of cash received by foreign shareholders	$ 100,748,329,200
Amount of cash received by domestic shareholders	1,523,578,409,330
Amount of cash received by shareholders	1,624,326,738,530
Restricted net asset value	$ 712,519,037,000		$ 456,844,078,000
Enel Green Power Latin America S.A. [Member]
Tender Offer
Increase in capital stock after merger		$ 1,071,727,278,668
Prior to Merger [Member]
Tender Offer
Number of shares issued	70,134,077,818
Total repurchase of shares	$ (967,520,598)
Prior to Reorganization [Member]
Tender Offer
Number of shares outstanding	49,092,772,762
Purchased shares - national market	2,582,336,287
Purchased shares - ADS	170,759,880
Total public offer shares	2,753,096,167
Rights exercised for withdrawal by minority shareholders of Enel Chile	(967,520,598)
Issuance of new shares	$ 649,730,695,000
Total repurchase of shares	$ (967,520,598)
Prior to Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued	827,205,371
After Reorganization [Member]
Tender Offer
Purchased shares - national market	7,432,144,598
Purchased shares - ADS	491,455,473
Total public offer shares	7,923,600,071
Rights exercised for withdrawal by minority shareholders of Enel Chile	(967,520,598)
Total repurchase of shares	$ (967,520,598)
After Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued	13,069,844,861
After Merger [Member]
Tender Offer
Number of shares issued	69,166,557,220
Enel SpA [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Share exchange ratio	15.8
Enel SpA [Member] | Prior to Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued	827,205,371
Enel SpA [Member] | After Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued	13,069,844,861
Preference shares [member] | Prior to Reorganization [Member]
Tender Offer
Shares Paid for by Shareholders	47,860,124
Total Preferential Right Shares	47,860,124
Preference shares [member] | After Reorganization [Member]
Tender Offer
Shares Paid for by Shareholders	47,860,124
Total Preferential Right Shares	47,860,124
Ordinary shares [member] | Enel Generacin Chile S.A. [Member]
Tender Offer
Number shares Sale order acceptance received	2,582,336,287
Number equivalent shares sale order acceptance received	170,759,880
American Depositary Shares [Member] | Enel Generacin Chile S.A. [Member]
Tender Offer
Number shares Sale order acceptance received	5,691,996